Fees and Expenses	Aug. 28, 2026
Grandeur Peak Emerging Markets Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%	1.35%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.50%	0.50%
Total Annual Fund Operating Expenses	2.10%	1.85%
Fee Waiver and Expense Reimbursement(1)	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.95%	1.70%

(1)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses,(iv)borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.95% and 1.70% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
(2)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$198	$628	$1,101	$2,407
Institutional Shares	$173	$552	$972	$2,144

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. During the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Grandeur Peak Global Contrarian Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and service (12b-1) fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$123	$384	$665	$1,466

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	67.00%
Grandeur Peak Global Explorer Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and service (12b-1) fees	0.00%
Other Expenses	1.32%
Total Annual Fund Operating Expenses	2.12%
Fee Waiver and Expense Reimbursement(1)	(1.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.10%

(1)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and extraordinary expenses such as litigation expenses(which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.10% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees
(2)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$112	$461	$945	$2,284

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	153.00%
Grandeur Peak Global Micro Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and service (12b-1) fees	0.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	2.00%

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$203	$627	$1,078	$2,327

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
Grandeur Peak Global Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses(1)	1.65%	1.40%

(1)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$168	$520	$897	$1,955
Institutional Shares	$143	$443	$766	$1,680

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	60.00%
Grandeur Peak Global Reach Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.39%	0.39%
Total Annual Fund Operating Expenses	1.74%	1.49%
Fee Waiver and Expense Reimbursement(1)	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.50%	1.25%

(1)

Grandeur Peak Global Advisors, LLC (the “Adviser”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads,(2) brokerage fees and commissions, (iii) acquired fund fees and expenses,(iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses(which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.50% and 1.25% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through September 1, 2027. The Adviser will be permitted to recapture, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.

(2)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$153	$500	$898	$2,011
Institutional Class	$127	$423	$766	$1,737

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	65.00%
Grandeur Peak Global Stalwarts Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.38%	0.37%
Total Annual Fund Operating Expenses	1.43%	1.17%
Fee Waiver and Expense Reimbursement(1)	(0.08)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(2)	1.35%	1.10%

(1)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.
(2)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Shares	$137	$436	$766	$1,699
Institutional Shares	$112	$357	$630	$1,408

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 74% of the average value of its portfolio.

Portfolio Turnover, Rate	74.00%
Grandeur Peak International Contrarian Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Estimated for the current year.
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and service (12b-1) fees	0.00%
Other Expenses(1)	0.53%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and Expense Reimbursement(2)	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%

(1)	Estimated for the current year.
(2)	Grandeur Peak Global Advisors, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding (i) any front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) borrowing costs (such as interest and dividend expense on securities sold short), (v) taxes, and (vi) extraordinary expenses such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees and contractual indemnification of the Fund’s service providers (other than the Adviser))) to 1.35% of the Fund’s average daily net assets for the Fund’s Institutional Class Shares. This agreement (the “Expense Agreement”) is in effect through September 1, 2027. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below annual rates set forth in the Expense Agreement; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified prior to September 1, 2027, except with the approval of the Trust’s Board of Trustees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years
Institutional Shares	$137	$447

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account.

Grandeur Peak International Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses(1)	1.71%	1.46%

(1)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$174	$539	$928	$2,019
Institutional Class	$149	$462	$797	$1,746

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Grandeur Peak International Stalwarts Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	0.00%
Other Expenses	0.13%	0.13%
Total Annual Fund Operating Expenses(1)	1.18%	0.93%

(1)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Investor Class	$120	$375	$649	$1,432
Institutional Class	$95	$296	$515	$1,143

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	71.00%
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and service (12b-1) fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses(2)	0.96%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
(2)	Restated to reflect current fees.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example, With Redemption [Table]
Although your actual costs may be higher or lower, based on these assumptions your cost would be:	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$98	$306	$531	$1,178

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. A higher portfolio turnover rate may also result in more income taxes when Fund shares are held in a taxable account. For the fiscal year ended April 30, 2026, the portfolio turnover rate for the Fund was 172% of the average value of its portfolio.

Portfolio Turnover, Rate	172.00%